CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2025
	Commercial	Defense	Peru	Total

Revenues	$281,352	$100,430	$69,875	$451,657
Cost of Revenues	206,771	70,708	40,834	318,313
Gross profit	74,581	29,722	29,041	133,344

Research and development expenses, net	34,101	12,550	-	46,651
Selling and marketing expenses	22,018	11,017	2,079	35,114
General and administrative expenses	13,923	10,562	6,860	31,345
Other operating expenses (income), net*)	(18,311)	18,448	(3,343)	(3,206)

Operating income (loss)	22,850	(22,855)	23,445	23,440
Financial income, net				(4,526)
Income before taxes on income				18,914
Tax benefit				1,809
Net income				$20,723

Depreciation and amortization expenses	$18,924	$2,857	$1,870	$23,651

	Year ended December 31, 2024
	Commercial	Defense	Peru	Total

Revenues	$155,344	$97,755	$52,349	$305,448
Cost of Revenues	80,063	72,175	39,879	192,117
Gross profit	75,281	25,580	12,470	113,331

Research and development expenses, net	28,760	9,376	-	38,136
Selling and marketing expenses	17,395	7,825	2,161	27,381
General and administrative expenses	7,248	12,760	6,860	26,868
Other operating expenses (income), net*)	2,973	(465)	(9,259)	(6,751)

Operating income (loss)	18,905	(3,916)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$6,571	$5,223	$1,760	$13,554

	Year ended December 31, 2023
	Commercial	Defense	Peru	Total

Revenues	$195,022	$19,638	$51,430	$266,090
Cost of Revenues	101,980	12,655	46,510	161,145
Gross profit	93,042	6,983	4,920	104,945

Research and development expenses, net	34,987	6,186	-	41,173
Selling and marketing expenses	21,354	2,254	1,635	25,243
General and administrative expenses	9,760	2,448	7,007	19,215
Other operating expense (income), net *)	(7,347)	1,185	(2,609)	(8,771)

Operating income (loss)	34,288	(5,090)	(1,113)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$7,800	$1,610	$3,992	$13,402

*) See Note 14

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2025	2024	2023

United States	$275,851	$145,780	$103,389
Peru	69,875	52,383	53,187
Israel	9,118	15,386	4,074
Others	96,813	91,899	105,440
	$451,657	$305,448	$266,090

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2025	2024

Israel	$56,531	$57,413
United States	10,314	9,046
Peru	6,447	5,011
Others	7,802	5,920
	$81,094	$77,390

Schedule of Revenues from Major Customers
	Year ended December 31,
	2025	2024	2023
Customer A – Commercial	24%	12%	14%
Customer B – Commercial	20%	11%	15%
Customer C – Peru	14%	15%	15%